Rule 497(e)
                                                              File Nos. 2-80886
                                                                  and 811-03626



                                CITIZENS FUNDS(R)
                           Citizens Core Growth Fund(R)
                         Citizens Emerging Growth Fund(R)
                      Citizens Small Cap Core Growth Fund(R)
                             Citizens Value FundSM
                            Citizens Balanced FundSM
                          Citizens Global Equity Fund(R)
                      Citizens International Growth Fund(R)
                             Citizens Income Fund(R)
                        Citizens Ultra Short Bond FundSM
                          Citizens Money Market Fund(R)


                       SUPPLEMENT DATED APRIL 24, 2003 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2002

The sixth paragraph under the heading "How We Value Fund Shares" is modified to add the following language after the second sentence in the paragraph:

Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price, or if there have been no sales that day, at the last available bid price.